Income Taxes (Tables)	9 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax expense
Income tax expense is comprised of the following:

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Current:
Federal	$348,588	$1,814,394	$1,755,393
State	91,108	226,970	336,011
Total Current Tax Expense	439,696	2,041,364	2,091,404
Deferred:
Federal	266,784	(706,857)	(1,025,678)
State	(2,721)	576,774	(107,593)
Total Deferred Tax Expense	264,063	(130,083)	(1,133,271)
Total Income Tax Expense	$703,759	$1,911,281	$958,133

Income tax reconciliation
The Company's income taxes differ from those computed at the statutory federal income tax rate, as follows:

	For the Nine Months Ended December 31,	For the Years Ended March 31,
	2012	2012	2011
Tax At Statutory Income Tax Rate	$903,960	$1,260,263	$952,356
State Tax And Other	(212,308)	10,480	(23,555)
Write-down Of State Deferred Tax Asset	—	625,000	—
Valuation Allowance	12,107	15,538	29,332
Total Income Tax Expense	$703,759	$1,911,281	$958,133

Deferred tax assets and deferred tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below.

	At December 31,	At March 31,
	2012	2012
Deferred Tax Assets:
Deferred Compensation	$528,847	$491,872
Provision For Loan Losses	3,891,083	5,023,701
Other Real Estate Owned	1,452,449	763,796
Net Fees Deferred For Financial Reporting	121,842	126,811
Non-accrual Interest	411,761	412,775
Net Operating Losses	232,837	220,730
Other	61,129	58,467
Total Gross Deferred Tax Assets	6,699,948	7,098,152
Less: Valuation Allowance	(232,837)	(220,730)
Net Deferred Tax Assets	6,467,111	6,877,422
Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,576	114,568
Depreciation	362,221	480,812
Other	63,695	73,547
Intangibles	19,292	37,105
Unrealized Gain on Securities Available for Sale	4,548,752	3,999,426
Total Gross Deferred Tax Liability	5,108,536	4,705,458
Net Deferred Tax Asset	$1,358,575	$2,171,964